No Load and Advisor Classes

Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund

May 20, 2003

Supplement to the Prospectus
Dated May 1, 2003
(as revised May 14, 2003)

The following sentence should be added to pages 19 and 30 of the Advisor Class prospectus and pages 16 and 28 of the No-Load prospectus

“Utilities: Companies and industries such as gas, electric and telephone.”

Please retain this Supplement with your Prospectus.

No Load and Advisor Classes

Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund

May 20, 2003

Supplement to the Statement of Additional Information
Dated May 1, 2003
(as revised May 14, 2003)

The following sentence should be added to page 5 of the Statement of Additional Information, in the section entitled “Fundamental Investment Restrictions.”

“With respect to Investment Limitations No. 7 and No. 9 above, utility companies will be divided according to their services; for example, gas, electric and telephone will each be considered a separate industry.”

Please retain this Supplement with your Prospectus.